      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 2, 2000

                                                      REGISTRATION NO.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933                        [X]

                         PRE-EFFECTIVE AMENDMENT NO. 1                       [X]

                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                            ------------------------

                       SCHRODER CAPITAL FUNDS (DELAWARE)

               (Exact name of Registrant as Specified in Charter)

                               787 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10019
              (Address of Principal Executive Offices) (Zip Code)
                                 (212) 641-3800
                        (Area Code and Telephone Number)

                            Carin F. Muhlbaum, Esq.
               Schroder Investment Management North America Inc.
                               787 Seventh Avenue
                            New York, New York 10019
                    (Name and Address of Agent for Service)

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                            One International Place
                        Boston, Massachusetts 02110-2624
                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                       AS SOON AS PRACTICABLE AFTER THIS
                   REGISTRATION STATEMENT BECOMES EFFECTIVE.
                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JULY 14, 2000 PURSUANT TO RULE 488.
                            ------------------------

    THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

    THIS AMENDMENT TO THE REGISTRATION STATEMENT ON FORM N-14 OF SCHRODER CAPITAL FUNDS (DELAWARE), FILED WITH THE COMMISSION ON JUNE 2, 2000 (ACCESSION NUMBER 0000912057-00-027206; 1933 ACT REGISTRATION NO. 333-38438) (THE
"REGISTRATION STATEMENT"), IS BEING FILED TO ADD EXHIBITS 11(B) AND 14(A) TO THE REGISTRATION STATEMENT. NO OTHER INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, WHICH IS INCORPORATED HEREIN BY REFERENCE IN ITS ENTIRETY, IS AMENDED, DELETED, OR SUPERSEDED HEREBY.

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

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 29th day of June, 2000.

                                    SCHRODER CAPITAL FUNDS (DELAWARE)


                                    By:       *
                                       ------------------------
                                       Name:  Alexandra Poe
                                       Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 29th day of June, 2000.

     Signature                            Title
     ---------                            -----

       *                                  Trustee and Chairman
-----------------------                   of the Trust
Sharon L. Haugh

                                          Trustee
-----------------------
David N. Dinkins

       *                                  Trustee
-----------------------
Peter E. Guernsey

       *                                  Trustee
-----------------------
John I. Howell

       *                                  Trustee
-----------------------
Peter S. Knight

                                          Trustee
-----------------------
Catherine A. Mazza

       *                                  Trustee
-----------------------
William L. Means

       *                                  Trustee
-----------------------
Clarence F. Michalis

       *                                  Trustee
-----------------------
Hermann C. Schwab

       *                                  President of the Trust
-----------------------
Alexandra Poe

/s/ Alan M. Mandel                        Treasurer and Principal
-----------------------                   Financial and Accounting
Alan M. Mandel                            Officer of the Trust



                                  * By: /s/ Carin F. Muhlbaum
                                       ------------------------
                                       Carin F. Muhlbaum
                                       Attorney-In-Fact

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Exhibit Index

11(B) Opinion of Special Counsel

14(a) Consent of PricewaterhouseCoopers LLP